Phoenix Life Variable Accumulation Account - issued by Phoenix Life Insurance
                                     Company
Phoenix Life Variable Universal Life Account - issued by Phoenix Life Insurance
                                     Company
  PHL Variable Accumulation Account - issued by PHL Variable Insurance Company
   PHLVIC Variable Universal Life Account - issued by PHL Variable Insurance
                                     Company
  Phoenix Life and Annuity Variable Universal Life Account - issued by Phoenix
                            Life and Annuity Company

      Supplement to Prospectuses and Statements of Additional Information

--------------------------------------------------------------------------------

The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the "Phoenix-Kayne Rising Dividends Series." The series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change will be complete on or about November 3, 2003.

--------------------------------------------------------------------------------

The following replaces the first page of Appendix A in your variable product prospectus:

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Investment Type
                                         -------------------------------------------------------------------------------------------
                 Series                         Agressive      Conservative     Growth          Growth &        Income  Specialty
                                                Growth                                          Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                             |X|
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                                             |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                                                                                       |X|
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed                                                                              |X|
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term                                                                         |X|
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                             |X|
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                                             |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                   |X|
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Investment Type
                                         -------------------------------------------------------------------------------------------
                 Series                         Agressive      Conservative     Growth          Growth &        Income  Specialty
                                                Growth                                          Income
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Seneca Strategic Theme                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                         |X|
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap                                                 |X|
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                                                                              |X|
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities         |X|
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                                                                    |X|
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund           |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------




Date: October 15, 2003                Keep this supplement for future reference.



TF839

Phoenix Life Variable Accumulation Account - issued by Phoenix Life Insurance
                                     Company
Phoenix Life Variable Universal Life Account - issued by Phoenix Life Insurance
                                     Company
  PHL Variable Accumulation Account - issued by PHL Variable Insurance Company
   PHLVIC Variable Universal Life Account - issued by PHL Variable Insurance
                                     Company
  Phoenix Life and Annuity Variable Universal Life Account - issued by Phoenix
                            Life and Annuity Company

      Supplement to Prospectuses and Statements of Additional Information

--------------------------------------------------------------------------------

The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the "Phoenix-Kayne Rising Dividends Series." The series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change will be complete on or about November 3, 2003.

--------------------------------------------------------------------------------

The following replaces the first page of Appendix A in your variable product prospectus:

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Investment Type
                                         -------------------------------------------------------------------------------------------
                 Series                         Agressive      Conservative     Growth          Growth &        Income  Specialty
                                                Growth                                          Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                             |X|
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                                             |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                                                                                       |X|
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed                                                                              |X|
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term                                                                         |X|
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                             |X|
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                                             |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                   |X|
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Investment Type
                                         -------------------------------------------------------------------------------------------
                 Series                         Agressive      Conservative     Growth          Growth &        Income  Specialty
                                                Growth                                          Income
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Seneca Strategic Theme                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                         |X|
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap                                                 |X|
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                                                                              |X|
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                                                                    |X|
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund           |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------




Date: October 15, 2003                Keep this supplement for future reference.



TF840